Note 23 - Business Acquisitions (Details) (Power Engineers Collaborative [Member], USD $)	1 Months Ended
Apr. 30, 2012
Note 23 - Business Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred, Liabilities Incurred	$ 750,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	500,000
Business Acquisition, Share Price (in Dollars per share)	$ 0.77
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	385,000
Working Capital Value	300,000
Installment Payments For Business Acquisition	1,000,000
Additional Cash [Member]
Note 23 - Business Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	250,000
Total Consideration Paid [Member]
Note 23 - Business Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 1,385,000